Schedule of Investments (unaudited)
June 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.9%
AUB Group Ltd.	22,442	$525,166
Brickworks Ltd.	16,069	363,868
CAR Group Ltd.	69,180	1,703,714
Computershare Ltd.	103,108	2,704,943
CSL Ltd.	74,723	11,803,287
HUB24 Ltd.	3,708	217,608
Netwealth Group Ltd.	10,892	240,860
Northern Star Resources Ltd.	300,050	3,706,259
Pro Medicus Ltd.(a)	1,054	197,240
Steadfast Group Ltd.	290,574	1,150,864
Supply Network Ltd.	3,050	75,066
Technology One Ltd.	14,527	391,585
		23,080,460
Austria — 0.0%
Telekom Austria AG, Class A	28,826	327,672
Belgium — 0.3%
Elia Group SA, Class B	7,996	923,493
Lotus Bakeries NV	30	289,078
UCB SA	9,209	1,811,942
		3,024,513
Brazil — 0.3%
Localiza Rent a Car SA	321,832	2,400,219
WEG SA	134,165	1,056,410
		3,456,629
Canada — 20.1%
Agnico Eagle Mines Ltd.	56,631	6,747,063
Alimentation Couche-Tard Inc.	59,799	2,972,494
Atco Ltd., Class I, NVS	24,512	914,059
Brookfield Asset Management Ltd., Class A	101,126	5,597,112
Canadian Imperial Bank of Commerce	305,457	21,682,007
Canadian National Railway Co.	105,557	10,998,702
Canadian Natural Resources Ltd.	854,655	26,861,931
Canadian Tire Corp. Ltd., Class A, NVS	16,589	2,258,443
CCL Industries Inc., Class B, NVS	18,113	1,056,254
Cogeco Communications Inc.(a)	4,000	208,702
Dollarama Inc.	4,919	693,085
Empire Co. Ltd., NVS	15,492	642,888
Enghouse Systems Ltd.	16,607	285,005
EQB Inc.	4,555	346,404
Finning International Inc.	23,425	1,001,508
FirstService Corp.	1,920	335,047
Fortis Inc./Canada	153,986	7,352,429
Franco-Nevada Corp.	13,239	2,173,558
George Weston Ltd.	5,299	1,062,757
Great-West Lifeco Inc.	98,217	3,735,384
Hydro One Ltd.(b)	65,612	2,364,297
iA Financial Corp. Inc.	18,904	2,072,464
Imperial Oil Ltd.	31,488	2,501,466
Intact Financial Corp.	23,294	5,416,593
Loblaw Companies Ltd.	10,775	1,782,316
Magna International Inc.	112,278	4,340,234
Manulife Financial Corp.	533,202	17,048,368
Maple Leaf Foods Inc.	19,304	402,170
Metro Inc./CN	24,249	1,904,840
North West Co. Inc. (The)	11,274	399,630
Open Text Corp.	80,659	2,356,836
Parkland Corp.	41,405	1,171,229
Power Corp. of Canada	192,815	7,531,360
Premium Brands Holdings Corp., Class A	15,562	928,177
Security	Shares	Value
Canada (continued)
RB Global Inc.	16,671	$1,771,099
Royal Bank of Canada	253,686	33,434,203
Saputo Inc.	59,459	1,216,906
Stantec Inc.	5,305	577,229
Stella-Jones Inc.	6,735	388,199
Sun Life Financial Inc.	176,835	11,766,491
TFI International Inc.	12,272	1,101,619
TMX Group Ltd.	31,559	1,337,680
Toromont Industries Ltd.	10,933	982,625
Toronto-Dominion Bank (The)	456,666	33,588,887
Tourmaline Oil Corp.	67,439	3,253,712
TransAlta Corp.	37,275	402,107
Waste Connections Inc.	13,853	2,587,792
Wheaton Precious Metals Corp.	26,711	2,402,078
		241,955,439
China — 3.5%
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	21,721
Bank of Chengdu Co. Ltd., Class A	131,300	368,759
Bank of Communications Co. Ltd., Class A	1,331,500	1,488,451
China Coal Energy Co. Ltd., Class A	176,200	269,275
China Coal Xinji Energy Co. Ltd., Class A	41,500	37,448
China Communications Services Corp. Ltd., Class H	1,106,000	600,394
China Construction Bank Corp., Class A	569,700	751,541
China Merchants Bank Co. Ltd., Class A	606,700	3,896,483
China Merchants Bank Co. Ltd., Class H	1,439,500	10,098,037
China Merchants Energy Shipping Co. Ltd., Class A	281,600	246,477
China National Nuclear Power Co. Ltd., Class A	281,900	367,250
China Overseas Property Holdings Ltd.	370,000	259,095
China Railway Group Ltd., Class A	500,000	392,015
China Tower Corp. Ltd., Class H(b)	1,510,100	2,165,003
CSPC Pharmaceutical Group Ltd.	2,386,000	2,347,015
ENN Energy Holdings Ltd.	305,500	2,452,559
Flat Glass Group Co. Ltd., Class A	34,300	72,949
Flat Glass Group Co. Ltd., Class H	251,000	282,661
Foxconn Industrial Internet Co. Ltd., Class A	201,200	603,935
Guangdong Construction Engineering Group Co. Ltd., Class A	143,600	69,837
Haier Smart Home Co. Ltd., Class A	776,800	2,232,213
Henan Lingrui Pharmaceutical Co., Class A	12,800	40,564
Huaxia Bank Co. Ltd., Class A	719,000	794,674
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	186,900	728,399
Jiangsu King's Luck Brewery JSC Ltd., Class A	19,400	105,548
Kweichow Moutai Co. Ltd., Class A	30,800	6,069,056
Lao Feng Xiang Co. Ltd., Class A	7,900	54,923
Luzhou Laojiao Co. Ltd., Class A	56,500	895,727
NAURA Technology Group Co. Ltd., Class A	800	49,460
Offshore Oil Engineering Co. Ltd., Class A	75,500	57,604
Oppein Home Group Inc., Class A	15,400	121,502
Shede Spirits Co. Ltd., Class A	1,800	12,931
State Grid Information & Communication Co. Ltd., Class A	19,500	48,238
Tian Di Science & Technology Co. Ltd., Class A	121,200	101,453
Tsingtao Brewery Co. Ltd., Class A	14,600	141,735
Tsingtao Brewery Co. Ltd., Class H	250,000	1,635,512
Wuliangye Yibin Co. Ltd., Class A	152,200	2,529,302
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,600	184,448
		42,594,194
Colombia — 0.0%
Grupo Argos SA	85,026	459,933

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark — 2.8%
DSV A/S	7,377	$1,769,405
Novo Nordisk A/S, Class B	467,907	32,423,151
		34,192,556
Finland — 0.3%
Fiskars OYJ Abp	19,998	338,307
Harvia OYJ	2,307	131,819
Huhtamaki OYJ	25,175	899,482
Revenio Group OYJ	2,713	88,647
Valmet OYJ	56,932	1,764,436
		3,222,691
France — 6.2%
Air Liquide SA	92,212	19,014,212
Sanofi SA	348,621	33,751,309
Schneider Electric SE	82,960	22,273,510
		75,039,031
Germany — 4.3%
Atoss Software SE	1,241	206,335
Bechtle AG(a)	12,929	606,931
Brenntag SE	37,361	2,475,164
Deutsche Boerse AG	23,171	7,569,724
DWS Group GmbH & Co. KGaA(b)	11,405	676,271
E.ON SE	706,751	13,022,334
FUCHS SE	8,251	342,698
Nemetschek SE	2,837	411,345
SAP SE	80,166	24,513,128
Symrise AG, Class A	12,918	1,354,639
		51,178,569
Greece — 0.1%
Metlen Energy & Metals SA	32,543	1,764,163
Hong Kong — 2.0%
AIA Group Ltd.	2,431,800	22,028,312
CK Infrastructure Holdings Ltd.	269,000	1,781,385
United Laboratories International Holdings Ltd. (The)	256,000	490,805
		24,300,502
India — 3.8%
Asian Paints Ltd.	94,486	2,580,334
Berger Paints India Ltd.	19,560	135,166
Bharat Electronics Ltd.	186,981	919,561
CRISIL Ltd.	1,926	135,826
Grindwell Norton Ltd.	5,978	120,592
HDFC Asset Management Co. Ltd.(b)	12,114	733,691
Honeywell Automation India Ltd.	55	25,256
Infosys Ltd.	1,466,518	27,398,477
ITC Ltd.	904,069	4,390,570
KEI Industries Ltd.	431	19,071
KPIT Technologies Ltd.	9,563	140,384
LTIMindtree Ltd.(b)	10,172	630,928
Mphasis Ltd.	21,195	703,653
NHPC Ltd.	635,943	635,985
Persistent Systems Ltd.	4,769	336,142
Pidilite Industries Ltd.	12,028	428,657
Polycab India Ltd.	3,265	249,474
Reliance Industries Ltd.	223,773	3,916,747
Schaeffler India Ltd.	3,182	150,227
Sun Pharmaceutical Industries Ltd.	93,430	1,826,378
Supreme Industries Ltd.	4,021	205,947
Tata Elxsi Ltd.	3,386	249,156
ZF Commercial Vehicle Control Systems India Ltd.	20	3,124
		45,935,346
Security	Shares	Value
Indonesia — 0.8%
Bank Central Asia Tbk PT	16,650,700	$8,900,586
Medikaloka Hermina Tbk PT	518,900	45,267
Sumber Alfaria Trijaya Tbk PT	1,793,100	264,095
		9,209,948
Ireland — 0.2%
Glanbia PLC	48,936	721,521
Kerry Group PLC, Class A	17,143	1,894,069
		2,615,590
Italy — 4.3%
Buzzi SpA	10,434	578,670
DiaSorin SpA	2,463	263,615
Enel SpA	3,733,574	35,434,262
Interpump Group SpA	5,743	238,980
Iren SpA	244,282	754,668
Italgas SpA	262,054	2,222,930
Recordati Industria Chimica e Farmaceutica SpA	20,183	1,268,603
Snam SpA	1,042,780	6,312,667
Terna - Rete Elettrica Nazionale	482,728	4,962,910
		52,037,305
Japan — 19.7%
Aica Kogyo Co. Ltd.	17,500	436,698
Air Water Inc.	61,400	916,244
Alfresa Holdings Corp.	46,800	640,154
Arata Corp.	6,900	145,173
ASKUL Corp.	5,700	60,807
Azbil Corp.	77,800	737,749
Bandai Namco Holdings Inc.	24,000	860,141
BayCurrent Inc.	9,100	468,144
Belc Co. Ltd.	1,400	72,099
Chiba Bank Ltd. (The)	171,500	1,584,955
Cosmos Pharmaceutical Corp.	2,500	158,661
CyberAgent Inc.	35,300	403,320
Daiichi Sankyo Co. Ltd.	253,200	5,866,159
DCM Holdings Co. Ltd.	30,500	282,101
Dentsu Soken Inc.	3,000	139,789
Dexerials Corp.	33,900	523,912
DTS Corp.	8,300	297,527
Elecom Co. Ltd.	11,600	145,374
EXEO Group Inc.	54,000	687,438
FUJIFILM Holdings Corp.	200,300	4,337,611
Fujimi Inc.	17,200	243,424
Fujitsu Ltd.	114,800	2,784,976
Funai Soken Holdings Inc.	10,200	171,605
Future Corp.	7,400	110,050
Goldwin Inc.	5,200	292,419
Heiwa Real Estate Co. Ltd.	13,000	197,674
Hitachi Ltd.	383,900	11,157,796
Hogy Medical Co. Ltd.	4,200	117,345
Hokuetsu Corp.(a)	23,100	168,367
Hulic Co. Ltd.	168,200	1,696,596
Inpex Corp.	298,100	4,184,479
Internet Initiative Japan Inc.	11,800	232,976
Ise Chemicals Corp.(a)	200	37,147
Japan Elevator Service Holdings Co. Ltd.	5,900	169,843
Joyful Honda Co. Ltd.	9,800	141,915
Kagome Co. Ltd.	10,700	213,083
Kameda Seika Co. Ltd.	2,700	75,062
Kandenko Co. Ltd.	22,900	528,557
Kao Corp.	84,000	3,763,669
Katitas Co. Ltd.	11,100	192,356
KeePer Technical Laboratory Co. Ltd.(a)	600	14,747

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kobayashi Pharmaceutical Co. Ltd.	7,800	$291,971
Kohnan Shoji Co. Ltd.	3,900	105,477
Kokuyo Co. Ltd.	71,200	408,467
Komeri Co. Ltd.	4,200	85,757
Kubota Corp.	284,700	3,210,534
Kurita Water Industries Ltd.	16,100	635,275
Kusuri no Aoki Holdings Co. Ltd.	1,000	25,192
Kyowa Kirin Co. Ltd.	44,100	754,872
Lasertec Corp.	12,200	1,635,540
Life Corp.	7,300	111,966
M3 Inc.	35,900	493,148
Mani Inc.	15,600	133,558
Maruwa Co. Ltd./Aichi	200	57,324
Maruzen Showa Unyu Co. Ltd.	3,300	160,518
Max Co. Ltd.	6,700	216,013
MCJ Co. Ltd.	18,900	170,549
Medipal Holdings Corp.	44,300	718,455
Mitsubishi Corp.	1,117,400	22,327,752
Mitsubishi UFJ Financial Group Inc.	2,272,600	30,983,692
Monex Group Inc.	58,000	284,861
Monogatari Corp. (The)	2,400	65,024
MonotaRO Co. Ltd.	14,800	291,351
Morinaga & Co. Ltd./Japan	16,200	267,013
MS&AD Insurance Group Holdings Inc.	323,000	7,220,859
Murata Manufacturing Co. Ltd.	401,200	5,930,010
NEC Corp.	72,100	2,103,521
Nichias Corp.	9,800	374,986
Nichirei Corp.	47,200	617,371
Nippon Gas Co. Ltd.	27,500	506,439
Nippon Sanso Holdings Corp.	15,900	601,680
Nippon Shinyaku Co. Ltd.	17,000	370,995
Nippon Telegraph & Telephone Corp.	7,209,300	7,707,535
Nishimatsuya Chain Co. Ltd.	3,900	56,503
Nishio Holdings Co. Ltd.	4,700	130,952
Nisshin Seifun Group Inc.	61,500	735,175
Nissui Corp.	83,000	504,356
Nitto Denko Corp.	117,900	2,276,822
Nohmi Bosai Ltd.	3,800	96,265
Nomura Micro Science Co. Ltd.(a)	7,900	140,608
Nomura Real Estate Holdings Inc.	173,300	1,015,056
Nomura Research Institute Ltd.	36,600	1,463,905
Obic Co. Ltd.	34,700	1,349,312
Okinawa Cellular Telephone Co.	5,800	205,991
Olympus Corp.	93,500	1,110,623
Open House Group Co. Ltd.	15,500	700,944
Oracle Corp./Japan	2,700	321,814
Organo Corp.	4,200	261,482
PALTAC Corp.	6,300	176,391
Pan Pacific International Holdings Corp.	22,400	770,449
Pilot Corp.	7,900	223,471
Raito Kogyo Co. Ltd.	12,100	240,225
Rinnai Corp.	18,800	466,249
Rohto Pharmaceutical Co. Ltd.	29,900	423,753
S Foods Inc.	6,000	108,967
SBS Holdings Inc.	4,600	92,700
SCSK Corp.	20,200	608,579
Sekisui House Ltd.	219,600	4,833,248
Seven & i Holdings Co. Ltd.	345,100	5,554,493
Shimamura Co. Ltd.	7,300	512,212
Shimano Inc.	9,100	1,319,322
Shin-Etsu Polymer Co. Ltd.	8,200	98,662
Shionogi & Co. Ltd.	169,500	3,051,386
Security	Shares	Value
Japan (continued)
Ship Healthcare Holdings Inc.	19,500	$262,456
SHO-BOND Holdings Co. Ltd.	11,400	372,373
Shoei Co. Ltd.	18,300	220,960
SMS Co. Ltd.	12,300	126,172
Sompo Holdings Inc.	227,400	6,852,651
Sony Group Corp.	251,900	6,549,477
Sumitomo Mitsui Financial Group Inc.	1,034,300	26,044,661
Sumitomo Realty & Development Co. Ltd.	47,300	1,826,695
Sundrug Co. Ltd.	16,500	516,364
Takeuchi Manufacturing Co. Ltd.	11,500	373,193
TDK Corp.	294,300	3,435,231
TechnoPro Holdings Inc.	17,200	501,241
Terumo Corp.	117,600	2,158,179
TIS Inc.	28,100	941,621
Toagosei Co. Ltd.	35,500	344,173
Tokio Marine Holdings Inc.	426,900	18,092,461
Tokyo Steel Manufacturing Co. Ltd.	14,700	154,170
Tokyo Tatemono Co. Ltd.	61,600	1,096,291
Tsurumi Manufacturing Co. Ltd.	1,900	47,965
U-Next Holdings Co. Ltd.	3,500	55,759
Unicharm Corp.	119,800	865,050
Valor Holdings Co. Ltd.	9,200	160,936
Welcia Holdings Co. Ltd.	13,000	229,053
Yakult Honsha Co. Ltd.	50,200	945,417
Yamaguchi Financial Group Inc.	64,700	696,095
Yaoko Co. Ltd.	2,500	164,949
Yokogawa Bridge Holdings Corp.	11,700	205,129
Zensho Holdings Co. Ltd.	6,800	411,579
ZOZO Inc.	76,700	828,720
Zuken Inc.	2,100	78,024
		237,532,807
Malaysia — 0.1%
Mega First Corp. Bhd	104,100	91,468
PPB Group Bhd	226,500	553,337
		644,805
Mexico — 0.1%
Corporativo Fragua SAB de CV	21,945	645,363
Grupo Comercial Chedraui SA de CV	15,636	124,158
		769,521
Netherlands — 1.1%
Koninklijke KPN NV	1,419,031	6,922,303
Koninklijke Vopak NV	19,636	975,306
Wolters Kluwer NV	31,355	5,243,753
		13,141,362
New Zealand — 0.0%
Summerset Group Holdings Ltd.	45,643	312,901
Norway — 0.3%
Borregaard ASA	19,760	388,950
Europris ASA(b)	61,709	523,326
Gjensidige Forsikring ASA	57,789	1,464,947
Sparebanken Norge	63,267	1,004,651
TOMRA Systems ASA	27,484	428,986
		3,810,860
Philippines — 0.2%
International Container Terminal Services Inc.	247,270	1,802,685
Poland — 0.0%
Asseco South Eastern Europe SA	4,668	102,961
Dom Development SA	4,360	287,896

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Neuca SA(a)	299	$57,571
		448,428
Portugal — 0.1%
Sonae SGPS SA	410,401	583,986
Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	23,305	468,915
South Africa — 0.2%
PSG Financial Services Ltd.	234,766	293,461
Shoprite Holdings Ltd.	108,703	1,700,504
		1,993,965
South Korea — 0.3%
CJ Corp.(a)	2,411	286,266
Classys Inc.	995	46,121
Hanil Cement Co. Ltd./New(a)	11,601	159,537
LG Corp.(a)	37,181	2,187,599
LIG Nex1 Co. Ltd.	593	236,987
NICE Information Service Co. Ltd.	8,981	108,558
SK Gas Ltd.	742	141,839
Youngone Holdings Co. Ltd.	2,252	231,569
Yuhan Corp.(a)	2,248	173,142
		3,571,618
Spain — 3.0%
Iberdrola SA	1,874,719	36,065,909
Vidrala SA	3,098	359,991
		36,425,900
Sweden — 2.5%
AAK AB	27,759	729,362
Assa Abloy AB, Class B	172,824	5,403,107
Atlas Copco AB, Class A	414,143	6,695,036
Axfood AB	30,354	897,373
Bravida Holding AB(b)	56,414	568,474
Catena AB	7,895	403,040
Epiroc AB, Class A	97,424	2,119,931
Epiroc AB, Class B	70,734	1,356,151
Essity AB, Class A	6,557	182,720
Essity AB, Class B	162,053	4,487,062
Evolution AB(b)	75,774	6,018,203
Getinge AB, Class B	46,781	939,864
Instalco AB	53,938	139,130
Lifco AB, Class B	12,392	502,208
MIPS AB	2,878	134,861
		30,576,522
Switzerland — 11.5%
ALSO Holding AG, Registered	1,043	353,739
Bachem Holding AG	4,263	312,695
BKW AG	3,948	865,597
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	100	1,685,359
Chocoladefabriken Lindt & Spruengli AG, Registered	11	1,833,982
DKSH Holding AG	11,364	883,932
Emmi AG, Registered	373	373,032
Geberit AG, Registered	5,893	4,641,001
Givaudan SA, Registered	1,217	5,901,873
Logitech International SA, Registered	21,864	1,982,725
Nestle SA, Registered	337,078	33,514,433
Novartis AG, Registered	299,932	36,404,875
PSP Swiss Property AG, Registered	10,945	2,020,605
Roche Holding AG, Bearer	8,729	3,033,599
Roche Holding AG, NVS	108,610	35,452,439
Security	Shares	Value
Switzerland (continued)
Siegfried Holding AG	1,594	$179,594
SIG Group AG	75,819	1,402,427
Sika AG, Registered	23,391	6,364,311
Tecan Group AG, Registered	1,892	387,192
Temenos AG, Registered	10,193	732,215
		138,325,625
Taiwan — 0.8%
Advantech Co. Ltd.	127,893	1,483,705
Alchip Technologies Ltd.	6,000	636,192
Allis Electric Co. Ltd.	29,316	109,072
Asia Vital Components Co. Ltd.	30,000	766,273
Chicony Power Technology Co. Ltd.	60,000	218,946
Chief Telecom Inc.	6,000	83,133
Chung-Hsin Electric & Machinery Manufacturing Corp.	82,000	455,323
Goldsun Building Materials Co. Ltd.	417,000	559,037
Kuo Toong International Co. Ltd.	50,000	92,088
Lotes Co. Ltd.	15,155	701,730
Sinbon Electronics Co. Ltd.	85,000	637,241
Taiwan Hon Chuan Enterprise Co. Ltd.	86,000	465,535
Teco Electric and Machinery Co. Ltd.	554,000	896,245
Universal Vision Biotechnology Co. Ltd.	12,000	83,034
Wistron Corp.	590,000	2,482,279
		9,669,833
Thailand — 0.2%
Gulf Development PCL(c)	1,490,265	1,776,376
Turkey — 0.2%
Aksa Akrilik Kimya Sanayii AS	485,577	111,950
Anadolu Hayat Emeklilik AS	46,047	91,706
Enerjisa Enerji AS(b)	105,193	154,591
Ford Otomotiv Sanayi AS	227,710	510,885
Haci Omer Sabanci Holding AS(a)	443,833	999,713
Is Yatirim Menkul Degerler AS	753,661	690,863
		2,559,708
United Kingdom — 8.0%
AJ Bell PLC	71,665	504,885
Ashtead Group PLC	86,459	5,544,269
BAE Systems PLC	447,581	11,616,007
Bunzl PLC	88,972	2,835,222
Chemring Group PLC	31,042	240,884
Clarkson PLC	7,560	338,849
Coca-Cola HBC AG, Class DI	39,979	2,088,606
Cranswick PLC	8,284	608,483
Croda International PLC	40,120	1,610,738
DCC PLC	38,697	2,511,457
Diploma PLC	14,917	1,001,376
Drax Group PLC	124,419	1,185,816
Gamma Communications PLC	12,119	189,308
GlobalData PLC	36,644	74,192
Halma PLC	24,797	1,089,930
Hikma Pharmaceuticals PLC	40,002	1,091,615
Hilton Food Group PLC	25,153	298,997
JTC PLC(b)	20,353	238,419
London Stock Exchange Group PLC	49,089	7,179,125
National Grid PLC	1,957,133	28,728,087
Pearson PLC	128,817	1,897,602
RELX PLC	265,198	14,373,113
Sage Group PLC (The)	147,810	2,538,311
Sirius Real Estate Ltd.	701,784	939,221
Softcat PLC	16,694	393,424

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Spectris PLC	22,414	$1,181,168
Spirax Group PLC	17,577	1,437,310
United Utilities Group PLC	266,403	4,183,260
		95,919,674
Total Common Stocks — 99.2% (Cost: $968,723,210)		1,194,730,032
Preferred Stocks
Germany — 0.1%
FUCHS SE, Preference Shares, NVS	13,824	764,019
Total Preferred Stocks — 0.1% (Cost: $526,660)		764,019
Total Long-Term Investments — 99.3% (Cost: $969,249,870)		1,195,494,051
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	1,643,273	1,643,930
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	860,000	$860,000
Total Short-Term Securities — 0.2% (Cost: $2,503,930)		2,503,930
Total Investments — 99.5% (Cost: $971,753,800)		1,197,997,981
Other Assets Less Liabilities — 0.5%		6,086,844
Net Assets — 100.0%		$1,204,084,825

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$487,433	$1,156,546 (a)	$—	$(49)	$—	$1,643,930	1,643,273	$6,049 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,750,000	—	(1,890,000)(a)	—	—	860,000	860,000	19,864	—
				$(49)	$—	$2,503,930		$25,913	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	6	09/18/25	$1,407	$16,380
MSCI EAFE Index	50	09/19/25	6,704	102,460
				$118,840

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Dividend Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$254,233,029	$940,497,003	$—	$1,194,730,032
Preferred Stocks	—	764,019	—	764,019
Short-Term Securities
Money Market Funds	2,503,930	—	—	2,503,930
	$256,736,959	$941,261,022	$—	$1,197,997,981
Derivative Financial Instruments(a)
Assets
Equity Contracts	$118,840	$—	$—	$118,840

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares